UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Vincent P. Corti
EuroPacific Growth Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund®

[photo of a flight information display system]

Semi-annual report for the six months ended September 30, 2012

EuroPacific Growth Fund seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin. More than half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2012:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	11.23%	–3.36%	9.63%

The total annual fund operating expense ratio was 0.84% for Class A shares as of the prospectus dated June 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 5.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of a flight information display system]

Initially struggling to make headway amid renewed concerns about the euro zone debt crisis and slowing economic growth, global markets ended the six-month period on a positive note after the European Central Bank (ECB) announced an unlimited bond-buying program. This appeared to be one of the catalysts for markets to begin making progress, helping investors overcome worries about the future of the euro zone for the time being, as well as the slowdown in China and uncertainty over the U.S. fiscal situation. Market sentiment was also helped after the U.S. Federal Reserve announced that it would provide additional stimulus measures.

For the six-month period ended September 30, 2012, EuroPacific Growth Fund advanced 0.6%, compared with –0.8% for both the unmanaged MSCI All Country World ex USA Index, which reflects the returns of more than 40 developed- and developing-country stock markets excluding the U.S., and the Lipper International Funds Average, a peer group measure. As shown in the chart below, the fund continued to exceed both measures over longer term periods.

[Begin Sidebar]
Results at a glance
For periods ended September 30, 2012, unless otherwise noted, with all distributions reinvested

	Total returns		Average annual total returns
	Six months	1 year	5 years	10 years	Lifetime
					(since 4/16/84)
EuroPacific Growth Fund
(Class A shares)	0.6%	18.0%	–2.2%	10.3%	11.3%

MSCI All Country World
ex USA Index1,2	–0.8	14.5	–4.1	9.8	—

Lipper International Funds
Average	–0.8	15.7	–4.7	8.3	8.9

MSCI EAFE Index1,3	–0.7	13.8	–5.2	8.2	8.5

1 The market indexes are unmanaged and, therefore, have no expenses.
2 The index did not exist prior to December 31, 1987. Results reflect dividends net of withholding taxes.
3 This was the fund’s primary benchmark until the fiscal year ended March 31, 2007. Results reflect dividends net of withholding taxes.
[End Sidebar]

Volatile markets, uncertain environment

Developments in the euro zone’s fiscal crisis continued to dominate market sentiment as leaders sought to find a solution to the region’s problems. Markets were rocked by inconclusive Greek parliamentary elections in May, leading to speculation that Greece would exit the euro zone. A re-vote in June was widely seen as a national referendum on the country’s continued membership in the currency union. Investors’ fears were eased when a coalition favoring continued membership in the euro zone was elected in the second vote.

Market worries also focused on Spain, which sought €100 billion from euro-zone leaders to shore up its troubled banking system; however, many investors appeared to conclude that this amount would prove insufficient to stabilize the country’s banks. The market was later relieved when Spain announced another austerity package, and stress tests revealed a smaller-than-expected capital deficit for Spanish banks.

European Union leaders took additional steps to address the debt crisis, announcing plans to establish a single supervisor for euro-zone banks and allow the permanent rescue fund to directly recapitalize banks. The major development came when ECB President Mario Draghi said in July that the central bank would do “whatever it takes” to preserve the euro, spurring a market rally. The rally accelerated after the ECB’s early September announcement that it planned to make unlimited purchases of government bonds from troubled peripheral nations. The MSCI Europe Index* ended the six-month period 0.6% higher.

In Japan, the strong yen and signs of a slowing economy prompted the central bank to unexpectedly expand its asset-purchase program. The slowdown in China also weighed on the market, with the MSCI Japan Index* declining 8.1%. Exports to China, Japan’s biggest trading partner, dropped nearly 10% in August from a year earlier. Japan’s commercial prospects in China appeared to worsen in September amid a territorial dispute over the countries’ rival claims to a group of islands in the East China Sea. The controversy sparked widespread anti-Japan protests in China, causing some major Japanese companies to temporarily suspend operations in the country and serving as a reminder of how important regional stability is for economic growth.

*Regional and country returns are based on MSCI indexes, expressed in U.S. dollars, and reflect dividends net of withholdings taxes, unless otherwise stated.

How the fund responded

The fund’s substantial investments and stock selection in the telecommunication services and health care sectors contributed to returns. The selection of materials stocks and small exposure to the sector also helped relative returns. On the other hand, the fund’s cautious stance and stock selection in financials detracted from returns, as did its relatively large exposure to consumer discretionary and information technology companies.

Investments in several European pharmaceutical companies contributed significantly. Long-time holding Novo Nordisk continued to see strong growth in drugs used to treat type 2 diabetes, a disease of potentially epidemic proportions in both developed and developing countries. Shares of Bayer advanced as the German conglomerate continued to make progress with its drug pipeline, while its material sciences unit benefited from hopes of an improvement in the economic environment.

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1
			MSCI
			All Country
	EuroPacific		World ex USA
	Growth Fund		Index2
	(9/30/12)	(3/31/12)	(9/30/12)
Europe

Euro zone3	21.5%	22.6%	19.0%
United Kingdom	10.3	10.7	15.8
Switzerland	7.0	7.3	5.8
Denmark	4.2	3.5	.8
Sweden	2.2	2.3	2.2
Russia	1.6	1.7	1.4
Norway	.2	.2	.7
Other Europe	.3	.3	.9
	47.3	48.6	46.6

Pacific Basin

Japan	9.1	9.6	13.6
China	6.6	5.8	4.1
South Korea	5.2	5.0	3.7
Hong Kong	3.5	2.6	2.1
Canada	2.9	3.8	8.3
Taiwan	2.0	2.5	2.7
Mexico	2.0	2.2	1.2
Australia	1.9	1.8	6.0
Indonesia	.7	.6	.7
Other Pacific Basin	2.4	1.6	3.0
	36.3	35.5	45.4

Other

India	4.9	4.8	1.7
South Africa	2.1	1.8	1.9
Brazil	1.3	1.2	3.0
Israel	.9	1.1	.4
Other countries	—	—	1.0
	9.2	8.9	8.0

Short-term securities & other
assets less liabilities	7.2	7.0	—

Total	100.0%	100.0%	100.0%

1 A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
2 Weighted by market capitalization.
3 Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

[End Sidebar]

Within telecommunication services, wireless communications companies that provide mobile phones and services were among the largest contributors to the fund. Shares of Japanese telecom provider SOFTBANK overcame costly customer-retention promotions earlier in the year to rebound. We are encouraged by SOFTBANK’s business investments in China, which include a large stake in online retail marketplace Alibaba.com. (On October 15, SOFTBANK reached a $20 billion deal to take a majority stake in U.S. carrier Sprint, which could have major implications for its future strategic direction.)

The fund’s cautious stance on financials detracted since many of these companies experienced a strong recovery following moves from the ECB to restore confidence in the euro zone’s banking system and further quantitative-easing measures by the U.S. Federal Reserve. Among the fund’s holdings, shares of Barclays suffered after the bank was fined and its CEO resigned in the wake of an interest rate manipulation scandal. However, Indian banks continued to thrive under a strong regulatory environment as they increased deposits and enjoyed robust lending growth. Markets welcomed a recent spate of positive announcements responding to ongoing concerns in India related to government corruption and stalled economic reforms.

Looking ahead

Much uncertainty remains in the market, including the details and timing of the implementation of the ECB’s bond-buying program. Political upheaval is further complicating the debt problems in Europe and the U.S. as well as economic prospects for China. Given the uncertain environment, the fund continues to take a balanced approach, with substantial investments in companies in defensive sectors such as consumer staples and health care, in addition to a high concentration of certain consumer discretionary companies, including auto manufacturers and food producers, as well as information technology firms. The nature of the companies in which we invest — quality firms with multinational operations that have strong ties to consumers in both the U.S. and Asia — along with our bottom-up research and selection process give us confidence in our long-term approach during these uncertain times.

We thank you, our fellow investors, for your continued support of EuroPacific Growth Fund.

Sincerely,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Carl Kawaja

Carl Kawaja
President

November 9, 2012

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years/
September 30, 2012:	1 year	5 years	Life of class1

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	12.15%	–3.26%	9.63%
Not reflecting CDSC	17.15	–2.93	9.63

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	16.12	–2.97	9.40
Not reflecting CDSC	17.12	–2.97	9.40

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	18.04	–2.21	10.25

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	18.38	—	0.89

Class 529-A shares4
Reflecting 5.75% maximum sales charge	11.21	–3.39	9.59
Not reflecting maximum sales charge	18.00	–2.24	10.24

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	12.02	–3.37	9.48
Not reflecting CDSC	17.02	–3.03	9.48

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	16.04	–3.03	9.31
Not reflecting CDSC	17.04	–3.03	9.31

Class 529-E shares3,4	17.67	–2.53	9.89

Class 529-F-1 shares3,4
Not reflecting annual asset-based fee charged
by sponsoring firm	18.22	–2.05	10.36

1Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Summary investment portfolio   September 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Financials	15.71%
Consumer discretionary	13.06
Health care	11.65
Consumer staples	11.05
Information technology	10.01
Other industries	30.67
Other securities	0.69
Short-term securities & other assets less liabilities	7.16
[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	21.5%
United Kingdom	10.3
Japan	9.1
Switzerland	7.0
China	6.6
South Korea	5.2
India	4.9
Canada	2.9
Denmark	4.2
Hong Kong	3.5
Taiwan	2.0
Sweden	2.2
Mexico	2.0
Other countries	11.4
Short-term securities & other assets less liabilities	7.2

* Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, and Spain.

			Percent
		Value	of net
Common stocks - 92.15%	Shares	(000)	assets

Financials - 15.71%
Prudential PLC	92,393,984	$1,195,820	1.19%
Housing Development Finance Corp. Ltd.	71,631,730	1,051,694	1.05
Sberbank of Russia (ADR)	50,707,875	593,702
Sberbank of Russia (GDR) (1)	18,040,109	211,069	.80
Barclays PLC	202,186,502	701,465	.70
HDFC Bank Ltd.	57,345,000	684,020	.68
Agricultural Bank of China, Class H	1,669,986,000	650,416	.65
AXA SA	38,503,268	573,458	.57
UniCredit SpA (2)	136,186,519	565,621	.56
Siam Commercial Bank PCL	90,753,900	496,817	.50
AIA Group Ltd.	128,223,600	477,900	.48
Other securities		8,550,482	8.53
		15,752,464	15.71

Consumer discretionary - 13.06%
Honda Motor Co., Ltd.	31,298,250	961,326	.96
Volkswagen AG, nonvoting preferred	4,664,575	850,878	.85
Hyundai Motor Co.	3,012,790	683,108	.68
Hyundai Mobis Co., Ltd.	2,269,598	634,060	.63
Kia Motors Corp.	9,690,717	605,111	.60
Bayerische Motoren Werke AG	7,468,600	546,195	.55
Other securities		8,813,363	8.79
		13,094,041	13.06

Health care - 11.65%
Novo Nordisk A/S, Class B	22,139,400	3,497,502	3.49
Novartis AG	34,321,725	2,100,176	2.09
Bayer AG	19,264,082	1,654,397	1.65
Teva Pharmaceutical Industries Ltd. (ADR)	22,137,300	916,705	.91
CSL Ltd.	14,236,329	679,298	.68
UCB SA (3)	11,918,602	655,372	.65
Roche Holding AG	3,360,000	627,700	.63
Other securities		1,557,257	1.55
		11,688,407	11.65

Consumer staples - 11.05%
Nestlé SA	24,789,000	1,562,985	1.56
Anheuser-Busch InBev NV	16,744,623	1,423,825
Anheuser-Busch InBev NV, VVPR STRIPS (2)	10,093,238	13	1.42
British American Tobacco PLC	24,974,999	1,282,280	1.28
Pernod Ricard SA	6,288,860	705,596	.70
Shoprite Holdings Ltd.	25,335,000	512,423	.51
L'Oréal SA, non-registered shares	3,065,000	379,137
L'Oréal SA, bonus shares	1,041,600	128,845	.51
Other securities		5,090,200	5.07
		11,085,304	11.05

Information technology - 10.01%
Samsung Electronics Co. Ltd.	1,994,203	2,415,095
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	34,643	2.44
Taiwan Semiconductor Manufacturing Co. Ltd.	416,616,136	1,276,276
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	92,116	1.36
Tencent Holdings Ltd.	25,760,000	877,708	.88
Baidu, Inc., Class A (ADR) (2)	7,374,744	861,518	.86
SAP AG	6,161,000	436,316
SAP AG (ADR)	2,625,000	187,241	.62
Murata Manufacturing Co., Ltd.	9,853,500	524,619	.52
Other securities		3,330,005	3.33
		10,035,537	10.01

Industrials - 7.95%
Schneider Electric SA	11,068,156	655,046	.65
Siemens AG	5,056,000	504,249	.50
Ryanair Holdings PLC (ADR) (2)	14,952,819	482,228	.48
Other securities		6,331,854	6.32
		7,973,377	7.95

Telecommunication services - 6.20%
SOFTBANK CORP.	44,036,600	1,783,133	1.78
América Móvil, SAB de CV, Series L (ADR)	59,248,602	1,507,285
América Móvil, SAB de CV, Series L	136,765,100	174,679	1.68
MTN Group Ltd.	37,364,200	719,226	.72
Other securities		2,030,940	2.02
		6,215,263	6.20

Materials - 6.12%
Syngenta AG	1,792,815	670,042	.67
Linde AG	2,825,739	486,583	.48
Other securities		4,980,319	4.97
		6,136,944	6.12

Energy - 5.24%
BP PLC	142,094,964	1,001,571	1.00
Royal Dutch Shell PLC, Class B	12,402,000	440,188
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	92,191	.53
Canadian Natural Resources, Ltd.	16,897,600	521,314	.52
Other securities		3,205,256	3.19
		5,260,520	5.24

Utilities - 1.65%
Other securities		1,653,966	1.65

Miscellaneous - 3.51%
Other common stocks in initial period of acquisition		3,517,161	3.51

Total common stocks (cost: $67,371,388,000)		92,412,984	92.15

			Percent
	Principal amount	Value	of net
Convertible securities - 0.12%	(000)	(000)	assets

Financials - 0.12%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF 92,070	120,704	.12

Total convertible securities (cost: $94,155,000)		120,704	.12

			Percent
		Value	of net
Bonds & notes - 0.57%		(000)	assets

U.S. Treasury bonds & notes - 0.57%
U.S. Treasury:
3.50% 2013	$100,000	102,205
0.25% 2014	250,000	250,093
1.25% 2014	216,500	219,561	.57
		571,859	.57

Total bonds & notes (cost: $571,715,000)		571,859	.57

			Percent
	Principal amount	Value	of net
Short-term securities - 7.91%	(000)	(000)	assets

Fannie Mae 0.10%-0.175% due 10/1/2012-3/20/2013	$2,118,424	$2,117,661	2.11%
Freddie Mac 0.10%-0.19% due 10/1/2012-7/2/2013	1,523,129	1,522,572	1.52
Federal Home Loan Bank 0.10%-0.22% due 10/3/2012-7/17/2013	1,415,705	1,414,830	1.41
U.S. Treasury Bills 0.111%-0.194% due 10/11/2012-8/22/2013	1,124,100	1,123,574	1.12
Novartis Securities Investment Ltd. 0.19% due 10/9/2012 (1)	46,000	45,997	.05
Other securities		1,705,960	1.70

Total short-term securities (cost: $7,929,866,000)		7,930,594	7.91

Total investment securities (cost: $75,967,124,000)		101,036,141	100.75
Other assets less liabilities		(753,654)	(.75)

Net assets		$100,282,487	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $124,072,000, which represented .12% of the net assets of the fund.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

			Contract amount			Unrealized appreciation (depreciation) at 9/30/2012 (000)
	Settlement date	Counterparty	Receive (000)	Deliver (000)

Sales:
Australian dollars	10/11/2012	UBS AG	$58,061	$	A56,000	$43
Euros	10/9/2012	JPMorgan Chase	$220,588		€175,000	(4,320)
Euros	10/9/2012	Citibank	$70,468		€55,900	(1,374)
Euros	10/11/2012	HSBC Bank	$214,858		€170,000	(3,628)
Euros	10/12/2012	UBS AG	$219,877		€175,000	(5,037)
Euros	10/12/2012	Citibank	$223,797		€175,000	(1,117)
Euros	10/15/2012	UBS AG	$38,112		€29,560	120
Euros	10/15/2012	JPMorgan Chase	$96,514		€75,000	119
Euros	10/16/2012	UBS AG	$97,561		€75,819	113
Euros	10/22/2012	HSBC Bank	$329,879		€253,000	4,683
Euros	10/22/2012	HSBC Bank	$65,194		€50,000	925
Euros	10/24/2012	UBS AG	$440,147		€340,000	3,116
Euros	10/24/2012	JPMorgan Chase	$84,146		€65,000	595
Euros	10/25/2012	JPMorgan Chase	$101,489		€78,000	1,228
Euros	10/31/2012	Barclays Bank PLC	$94,146		€73,183	71
						$(4,463)

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2012 (000)
UCB SA	11,918,602	-	-	11,918,602	$13,411	$655,372
Infineon Technologies AG	49,795,000	18,250,947	6,000,000	62,045,947	-	393,717
					$13,411	$1,049,089

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,502,247,000, which represented 1.50% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations and symbols
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
A$ = Australian dollars
€ = Euros

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at September 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $74,962,833)	$99,987,052
Affiliated issuers (cost: $1,004,291)	1,049,089	$101,036,141
Cash denominated in currencies other than U.S. dollars
(cost: $15,761)		15,783
Cash		214
Unrealized appreciation on open forward currency contracts		11,013
Receivables for:
Sales of investments	196,223
Sales of fund's shares	304,460
Dividends and interest	236,167	736,850
		101,800,001
Liabilities:
Unrealized depreciation on open forward currency contracts		15,476
Payables for:
Purchases of investments	1,012,097
Repurchases of fund's shares	397,776
Investment advisory services	34,946
Services provided by related parties	31,513
Trustees' deferred compensation	3,014
Non-U.S. taxes	20,927
Other	1,765	1,502,038
Net assets at September 30, 2012		$100,282,487

Net assets consist of:
Capital paid in on shares of beneficial interest		$89,737,548
Undistributed net investment income		1,054,385
Accumulated net realized loss		(15,548,486)
Net unrealized appreciation		25,039,040
Net assets at September 30, 2012		$100,282,487

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,537,602 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$29,224,133	736,092	$39.70
Class B	375,667	9,563	39.28
Class C	1,884,955	48,779	38.64
Class F-1	7,808,739	197,701	39.50
Class F-2	6,350,863	159,869	39.73
Class 529-A	920,408	23,398	39.34
Class 529-B	43,880	1,135	38.67
Class 529-C	310,274	8,076	38.42
Class 529-E	49,212	1,263	38.98
Class 529-F-1	66,970	1,701	39.37
Class R-1	288,477	7,552	38.20
Class R-2	1,028,313	26,735	38.46
Class R-3	6,635,673	170,590	38.90
Class R-4	12,190,503	312,431	39.02
Class R-5	13,362,270	336,428	39.72
Class R-6	19,742,150	496,289	39.78

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended September 30, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $162,609;
also includes $13,411 from affiliates)	$1,493,727
Interest	6,849	$1,500,576

Fees and expenses*:
Investment advisory services	204,668
Distribution services	93,599
Transfer agent services	47,704
Administrative services	18,193
Reports to shareholders	2,115
Registration statement and prospectus	1,110
Trustees' compensation	130
Auditing and legal	41
Custodian	11,870
Other	753	380,183
Net investment income		1,120,393

Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments (includes $16,600 net loss from affiliates)	(1,365,900)
Forward currency contracts	57,357
Currency transactions	(2,087)	(1,310,630)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $20,927)	795,136
Forward currency contracts	(1,706)
Currency translations	(4,036)	789,394
Net realized loss and unrealized appreciation
on investments, forward currency contracts and currency		(521,236)
Net increase in net assets resulting
from operations		$599,157

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended September 30, 2012*	Year ended March 31, 2012
Operations:
Net investment income	$1,120,393	$1,699,729
Net realized loss on investments, forward currency contracts and currency transactions	(1,310,630)	(1,961,482)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	789,394	(7,061,313)
Net increase (decrease) in net assets resulting from operations	599,157	(7,323,066)

Dividends paid to shareholders from net investment income	-	(1,573,681)

Net capital share transactions	(1,536,945)	(3,145,194)

Total decrease in net assets	(937,788)	(12,041,941)

Net assets:
Beginning of period	101,220,275	113,262,216
End of period (including undistributed and distributions in excess of
net investment income: $1,054,385 and $(66,008), respectively)	$100,282,487	$101,220,275

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
          unaudited

1.	Organization

EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin.  Shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012 or 2013; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$15,752,464	$-	$-	$15,752,464
Consumer discretionary	13,094,041	-	-	13,094,041
Health care	11,688,407	-	-	11,688,407
Consumer staples	11,085,304	-	-	11,085,304
Information technology	10,035,537	-	-	10,035,537
Industrials	7,973,377	-	-	7,973,377
Telecommunication services	6,215,263	-	-	6,215,263
Materials	6,014,026	122,918	-	6,136,944
Energy	5,260,520	-	-	5,260,520
Utilities	1,653,966	-	-	1,653,966
Miscellaneous	3,516,007	-	1,154	3,517,161
Convertible securities	-	120,704	-	120,704
Bonds & notes	-	571,859	-	571,859
Short-term securities	-	7,930,594	-	7,930,594
Total	$92,288,912	$8,746,075	$1,154	$101,036,141

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$11,013	$-	$11,013
Liabilities:
Unrealized depreciation on open forward currency contracts	-	(15,476)	-	(15,476)
Total	$-	$(4,463)	$-	$(4,463)

*Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries — Investing in countries with emerging or developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Certain investment techniques

Forward currency contracts - The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.
6.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$422,859
Capital loss carryforward*:
No expiration	$(1,783,203)
Expiring 2017	(3,126,924)
Expiring 2018	(8,747,831)	(13,657,958)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$27,293,189
Gross unrealized depreciation on investment securities	(3,278,731)
Net unrealized appreciation on investment securities	24,014,458
Cost of investment securities	77,021,683

No distributions were paid to shareholders during the six months ended September 30, 2012. Tax-basis distributions paid to shareholders from ordinary income during the year ended March 31, 2012, were as follows (dollars in thousands):

Share class
Class A	$482,357
Class B	2,919
Class C	14,483
Class F-1	111,637
Class F-2	103,428
Class 529-A	13,708
Class 529-B	286
Class 529-C	2,308
Class 529-E	611
Class 529-F-1	1,097
Class R-1	2,303
Class R-2	8,165
Class R-3	87,246
Class R-4	189,806
Class R-5	257,982
Class R-6	295,345
Total	$1,573,681

7.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion. For the six months ended September 30, 2012, the investment advisory services fee was $204,668,000, which was equivalent to an annualized rate of 0.425% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2012, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended September 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$34,392	$23,026	$1,448	Not applicable
Class B	1,975	269	Not applicable	Not applicable
Class C	9,482	1,285	475	Not applicable
Class F-1	9,005	3,888	1,821	Not applicable
Class F-2	Not applicable	2,338	1,472	Not applicable
Class 529-A	920	449	221	$439
Class 529-B	226	27	11	23
Class 529-C	1,501	173	76	150
Class 529-E	118	19	12	24
Class 529-F-1	-	32	16	32
Class R-1	1,428	166	72	Not applicable
Class R-2	3,755	1,920	254	Not applicable
Class R-3	16,165	5,017	1,627	Not applicable
Class R-4	14,632	5,955	2,963	Not applicable
Class R-5	Not applicable	3,104	3,292	Not applicable
Class R-6	Not applicable	36	4,433	Not applicable
Total class-specific expenses	$93,599	$47,704	$18,193	$668

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $130,000, shown on the accompanying financial statements, includes $183,000 in current fees (either paid in cash or deferred) and a net decrease of $53,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.
8.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2012
Class A	$1,043,853	27,812	$-	-	$(3,328,682)	(88,344)	$(2,284,829)	(60,532)
Class B	1,630	44	-	-	(86,459)	(2,325)	(84,829)	(2,281)
Class C	50,357	1,369	-	-	(267,695)	(7,317)	(217,338)	(5,948)
Class F-1	1,309,224	35,357	-	-	(975,315)	(26,071)	333,909	9,286
Class F-2	963,402	25,660	-	-	(636,788)	(16,870)	326,614	8,790
Class 529-A	48,414	1,297	-	-	(60,434)	(1,617)	(12,020)	(320)
Class 529-B	363	10	-	-	(8,290)	(227)	(7,927)	(217)
Class 529-C	16,075	441	-	-	(26,514)	(730)	(10,439)	(289)
Class 529-E	2,794	76	-	-	(3,715)	(100)	(921)	(24)
Class 529-F-1	6,598	178	-	-	(5,600)	(149)	998	29
Class R-1	24,798	684	-	-	(36,546)	(1,002)	(11,748)	(318)
Class R-2	110,401	3,016	-	-	(178,649)	(4,884)	(68,248)	(1,868)
Class R-3	674,176	18,275	-	-	(978,080)	(26,412)	(303,904)	(8,137)
Class R-4	1,249,050	33,829	-	-	(1,616,366)	(43,396)	(367,316)	(9,567)
Class R-5	1,251,499	33,069	-	-	(1,970,739)	(52,140)	(719,240)	(19,071)
Class R-6	3,175,061	84,267	-	-	(1,284,768)	(33,880)	1,890,293	50,387
Total net increase (decrease)	$9,927,695	265,384	$-	-	$(11,464,640)	(305,464)	$(1,536,945)	(40,080)

Year ended March 31, 2012
Class A	$2,977,675	76,413	$467,362	13,292	$(8,334,408)	(213,809)	$(4,889,371)	(124,104)
Class B	9,334	237	2,869	82	(228,983)	(5,968)	(216,780)	(5,649)
Class C	151,841	3,934	13,945	405	(671,747)	(17,870)	(505,961)	(13,531)
Class F-1	1,734,322	44,909	109,727	3,137	(2,587,948)	(67,851)	(743,899)	(19,805)
Class F-2	1,927,103	48,796	85,272	2,429	(1,724,212)	(45,394)	288,163	5,831
Class 529-A	125,628	3,251	13,702	394	(117,430)	(3,073)	21,900	572
Class 529-B	1,223	31	286	9	(21,546)	(572)	(20,037)	(532)
Class 529-C	40,189	1,062	2,307	67	(49,915)	(1,335)	(7,419)	(206)
Class 529-E	7,062	184	611	18	(8,008)	(213)	(335)	(11)
Class 529-F-1	13,713	353	1,096	31	(14,615)	(384)	194	-
Class R-1	66,257	1,773	2,293	67	(73,592)	(1,963)	(5,042)	(123)
Class R-2	279,234	7,370	8,153	238	(435,387)	(11,523)	(148,000)	(3,915)
Class R-3	1,574,671	41,305	87,185	2,525	(1,944,965)	(50,998)	(283,109)	(7,168)
Class R-4	3,235,634	84,584	189,768	5,493	(3,646,406)	(95,339)	(221,004)	(5,262)
Class R-5	3,499,102	90,179	256,756	7,317	(4,976,672)	(129,345)	(1,220,814)	(31,849)
Class R-6	7,178,141	184,536	294,338	8,378	(2,666,159)	(68,771)	4,806,320	124,143
Total net increase (decrease)	$22,821,129	588,917	$1,535,670	43,882	$(27,501,993)	(714,408)	$(3,145,194)	(81,609)

* Includes exchanges between share classes of the fund.

9.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $10,644,519,000 and $11,516,137,000, respectively, during the six months ended September 30, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(2)(3)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(3)		Ratio of net income to average net assets(3)

Class A:	Six months ended 9/30/2012(4)(5)	$39.47	$.43	$(.20)	$.23	$-	$-	$-	$39.70	.58%	$29,224	.86	%(6)	.86	%(6)	2.28	%(6)
	Year ended 3/31/2012	42.81	.65	(3.40)	(2.75)	(.59)	-	(.59)	39.47	(6.25)	31,443	.84		.84		1.65
	Year ended 3/31/2011	38.62	.54	4.22	4.76	(.57)	-	(.57)	42.81	12.39	39,417	.82		.82		1.39
	Year ended 3/31/2010	25.78	.51	12.95	13.46	(.62)	-	(.62)	38.62	52.23	40,426	.85		.85		1.45
	Year ended 3/31/2009	46.83	.88	(19.76)	(18.88)	(.78)	(1.39)	(2.17)	25.78	(40.54)	28,192	.83		.80		2.40
	Year ended 3/31/2008	47.92	.95	2.60	3.55	(1.01)	(3.63)	(4.64)	46.83	6.40	57,445	.79		.74		1.87

Class B:	Six months ended 9/30/2012(4)(5)	39.20	.30	(.22)	.08	-	-	-	39.28	.20	376	1.59	(6)	1.59	(6)	1.60	(6)
	Year ended 3/31/2012	42.39	.37	(3.34)	(2.97)	(.22)	-	(.22)	39.20	(6.95)	464	1.58		1.58		.96
	Year ended 3/31/2011	38.21	.26	4.15	4.41	(.23)	-	(.23)	42.39	11.57	741	1.57		1.57		.69
	Year ended 3/31/2010	25.52	.26	12.79	13.05	(.36)	-	(.36)	38.21	51.12	923	1.59		1.59		.77
	Year ended 3/31/2009	46.14	.62	(19.44)	(18.82)	(.41)	(1.39)	(1.80)	25.52	(40.98)	765	1.57		1.54		1.70
	Year ended 3/31/2008	47.31	.56	2.54	3.10	(.64)	(3.63)	(4.27)	46.14	5.60	1,775	1.52		1.48		1.12

Class C:	Six months ended 9/30/2012(4)(5)	38.57	.28	(.21)	.07	-	-	-	38.64	.18	1,885	1.64	(6)	1.64	(6)	1.52	(6)
	Year ended 3/31/2012	41.76	.34	(3.28)	(2.94)	(.25)	-	(.25)	38.57	(6.97)	2,111	1.62		1.62		.89
	Year ended 3/31/2011	37.70	.23	4.10	4.33	(.27)	-	(.27)	41.76	11.51	2,851	1.61		1.61		.60
	Year ended 3/31/2010	25.21	.22	12.65	12.87	(.38)	-	(.38)	37.70	51.06	2,901	1.63		1.63		.66
	Year ended 3/31/2009	45.64	.58	(19.20)	(18.62)	(.42)	(1.39)	(1.81)	25.21	(41.00)	1,927	1.62		1.58		1.63
	Year ended 3/31/2008	46.85	.53	2.53	3.06	(.64)	(3.63)	(4.27)	45.64	5.57	4,093	1.57		1.53		1.06

Class F-1:	Six months ended 9/30/2012(4)(5)	39.27	.42	(.19)	.23	-	-	-	39.50	.59	7,809	.86	(6)	.86	(6)	2.23	(6)
	Year ended 3/31/2012	42.59	.63	(3.37)	(2.74)	(.58)	-	(.58)	39.27	(6.25)	7,399	.86		.86		1.62
	Year ended 3/31/2011	38.43	.52	4.20	4.72	(.56)	-	(.56)	42.59	12.36	8,868	.85		.85		1.35
	Year ended 3/31/2010	25.66	.49	12.91	13.40	(.63)	-	(.63)	38.43	52.24	8,601	.86		.86		1.39
	Year ended 3/31/2009	46.62	.87	(19.68)	(18.81)	(.76)	(1.39)	(2.15)	25.66	(40.55)	5,097	.84		.81		2.38
	Year ended 3/31/2008	47.73	.92	2.60	3.52	(1.00)	(3.63)	(4.63)	46.62	6.38	10,328	.81		.77		1.81

Class F-2:	Six months ended 9/30/2012(4)(5)	39.44	.47	(.18)	.29	-	-	-	39.73	.74	6,351	.59	(6)	.59	(6)	2.50	(6)
	Year ended 3/31/2012	42.80	.73	(3.39)	(2.66)	(.70)	-	(.70)	39.44	(6.02)	5,958	.58		.58		1.86
	Year ended 3/31/2011	38.62	.61	4.25	4.86	(.68)	-	(.68)	42.80	12.65	6,216	.59		.59		1.54
	Year ended 3/31/2010	25.78	.47	13.10	13.57	(.73)	-	(.73)	38.62	52.65	4,028	.60		.60		1.31
	Period from 8/1/2008 to 3/31/2009(4)	43.75	.29	(16.05)	(15.76)	(.82)	(1.39)	(2.21)	25.78	(36.26)	806	.63	(6)	.61	(6)	1.59	(6)

Class 529-A:	Six months ended 9/30/2012(4)(5)	39.12	.41	(.19)	.22	-	-	-	39.34	.56	920	.92	(6)	.92	(6)	2.20	(6)
	Year ended 3/31/2012	42.45	.61	(3.35)	(2.74)	(.59)	-	(.59)	39.12	(6.30)	928	.89		.89		1.56
	Year ended 3/31/2011	38.31	.51	4.20	4.71	(.57)	-	(.57)	42.45	12.36	982	.87		.87		1.31
	Year ended 3/31/2010	25.59	.48	12.86	13.34	(.62)	-	(.62)	38.31	52.14	826	.89		.89		1.37
	Year ended 3/31/2009	46.53	.82	(19.59)	(18.77)	(.78)	(1.39)	(2.17)	25.59	(40.54)	497	.87		.83		2.30
	Year ended 3/31/2008	47.66	.90	2.60	3.50	(1.00)	(3.63)	(4.63)	46.53	6.34	789	.83		.79		1.78

Class 529-B:	Six months ended 9/30/2012(4)(5)	38.61	.27	(.21)	.06	-	-	-	38.67	.16	44	1.7	2(6)	1.72	(6)	1.47	(6)
	Year ended 3/31/2012	41.77	.32	(3.29)	(2.97)	(.19)	-	(.19)	38.61	(7.05)	52	1.70		1.70		.83
	Year ended 3/31/2011	37.68	.21	4.09	4.30	(.21)	-	(.21)	41.77	11.43	79	1.68		1.68		.56
	Year ended 3/31/2010	25.20	.20	12.63	12.83	(.35)	-	(.35)	37.68	50.94	91	1.71		1.71		.59
	Year ended 3/31/2009	45.71	.53	(19.20)	(18.67)	(.45)	(1.39)	(1.84)	25.20	(41.03)	63	1.69		1.65		1.49
	Year ended 3/31/2008	46.93	.48	2.53	3.01	(.60)	(3.63)	(4.23)	45.71	5.47	107	1.66		1.61		.97

Class 529-C:	Six months ended 9/30/2012(4)(5)	38.36	.26	(.20)	.06	-	-	-	38.42	.16	310	1.71	(6)	1.71	(6)	1.42	(6)
	Year ended 3/31/2012	41.60	.29	(3.26)	(2.97)	(.27)	-	(.27)	38.36	(7.05)	321	1.68		1.68		.77
	Year ended 3/31/2011	37.58	.20	4.09	4.29	(.27)	-	(.27)	41.60	11.46	356	1.67		1.67		.52
	Year ended 3/31/2010	25.14	.20	12.62	12.82	(.38)	-	(.38)	37.58	50.98	313	1.70		1.70		.57
	Year ended 3/31/2009	45.63	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.14	(41.05)	191	1.68		1.65		1.49
	Year ended 3/31/2008	46.87	.48	2.53	3.01	(.62)	(3.63)	(4.25)	45.63	5.47	317	1.65		1.61		.96

Class 529-E:	Six months ended 9/30/2012(4)(5)	$38.82	$.36	$(.20)	$.16	$-	$-	$-	$38.98	.44%	$49	1.18	%(6)	1.18	%(6)	1.94	%(6)
	Year ended 3/31/2012	42.11	.50	(3.32)	(2.82)	(.47)	-	(.47)	38.82	(6.58)	50	1.16		1.16		1.29
	Year ended 3/31/2011	38.02	.39	4.16	4.55	(.46)	-	(.46)	42.11	12.03	55	1.16		1.16		1.02
	Year ended 3/31/2010	25.41	.37	12.77	13.14	(.53)	-	(.53)	38.02	51.73	46	1.19		1.19		1.08
	Year ended 3/31/2009	46.17	.71	(19.42)	(18.71)	(.66)	(1.39)	(2.05)	25.41	(40.73)	28	1.17		1.14		2.00
	Year ended 3/31/2008	47.34	.74	2.57	3.31	(.85)	(3.63)	(4.48)	46.17	6.00	45	1.14		1.10		1.47

Class 529-F-1:	Six months ended 9/30/2012(4)(5)	39.11	.45	(.19)	.26	-	-	-	39.37	.67	67	.70	(6)	.70	(6)	2.40	(6)
	Year ended 3/31/2012	42.45	.69	(3.36)	(2.67)	(.67)	-	(.67)	39.11	(6.09)	65	.68		.68		1.78
	Year ended 3/31/2011	38.30	.58	4.22	4.80	(.65)	-	(.65)	42.45	12.58	71	.66		.66		1.50
	Year ended 3/31/2010	25.57	.55	12.86	13.41	(.68)	-	(.68)	38.30	52.47	56	.69		.69		1.58
	Year ended 3/31/2009	46.54	.88	(19.60)	(18.72)	(.86)	(1.39)	(2.25)	25.57	(40.44)	33	.67		.64		2.48
	Year ended 3/31/2008	47.65	.99	2.62	3.61	(1.09)	(3.63)	(4.72)	46.54	6.55	51	.64		.60		1.96

Class R-1:	Six months ended 9/30/2012(4)(5)	38.12	.27	(.19)	.08	-	-	-	38.20	.21	288	1.62	(6)	1.62	(6)	1.50	(6)
	Year ended 3/31/2012	41.34	.32	(3.24)	(2.92)	(.30)	-	(.30)	38.12	(6.98)	300	1.61		1.61		.85
	Year ended 3/31/2011	37.36	.21	4.08	4.29	(.31)	-	(.31)	41.34	11.52	330	1.62		1.62		.57
	Year ended 3/31/2010	25.01	.20	12.57	12.77	(.42)	-	(.42)	37.36	51.08	279	1.64		1.64		.59
	Year ended 3/31/2009	45.45	.54	(19.09)	(18.55)	(.50)	(1.39)	(1.89)	25.01	(41.01)	143	1.61		1.57		1.55
	Year ended 3/31/2008	46.71	.49	2.54	3.03	(.66)	(3.63)	(4.29)	45.45	5.52	190	1.61		1.57		.99

Class R-2:	Six months ended 9/30/2012(4)(5)	38.39	.28	(.21)	.07	-	-	-	38.46	.21	1,028	1.62	(6)	1.62	(6)	1.52	(6)
	Year ended 3/31/2012	41.60	.33	(3.26)	(2.93)	(.28)	-	(.28)	38.39	(7.00)	1,098	1.62		1.62		.87
	Year ended 3/31/2011	37.56	.23	4.09	4.32	(.28)	-	(.28)	41.60	11.54	1,353	1.61		1.61		.60
	Year ended 3/31/2010	25.13	.20	12.62	12.82	(.39)	-	(.39)	37.56	51.02	1,303	1.66		1.66		.60
	Year ended 3/31/2009	45.62	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.13	(41.05)	784	1.68		1.64		1.51
	Year ended 3/31/2008	46.84	.50	2.54	3.04	(.63)	(3.63)	(4.26)	45.62	5.51	1,296	1.61		1.57		1.01

Class R-3:	Six months ended 9/30/2012(4)(5)	38.73	.36	(.19)	.17	-	-	-	38.90	.44	6,636	1.16	(6)	1.16	(6)	1.97	(6)
	Year ended 3/31/2012	42.01	.51	(3.31)	(2.80)	(.48)	-	(.48)	38.73	(6.52)	6,922	1.14		1.14		1.32
	Year ended 3/31/2011	37.93	.41	4.13	4.54	(.46)	-	(.46)	42.01	12.03	7,810	1.13		1.13		1.06
	Year ended 3/31/2010	25.35	.38	12.75	13.13	(.55)	-	(.55)	37.93	51.80	7,131	1.15		1.15		1.10
	Year ended 3/31/2009	46.04	.77	(19.41)	(18.64)	(.66)	(1.39)	(2.05)	25.35	(40.70)	4,139	1.11		1.08		2.14
	Year ended 3/31/2008	47.20	.78	2.54	3.32	(.85)	(3.63)	(4.48)	46.04	6.05	7,639	1.11		1.07		1.55

Class R-4:	Six months ended 9/30/2012(4)(5)	38.79	.42	(.19)	.23	-	-	-	39.02	.59	12,191	.85	(6)	.85	(6)	2.26	(6)
	Year ended 3/31/2012	42.09	.62	(3.33)	(2.71)	(.59)	-	(.59)	38.79	(6.25)	12,490	.85		.85		1.61
	Year ended 3/31/2011	38.00	.51	4.16	4.67	(.58)	-	(.58)	42.09	12.35	13,775	.85		.85		1.32
	Year ended 3/31/2010	25.37	.50	12.76	13.26	(.63)	-	(.63)	38.00	52.21	11,204	.86		.86		1.43
	Year ended 3/31/2009	46.17	.81	(19.43)	(18.62)	(.79)	(1.39)	(2.18)	25.37	(40.53)	7,290	.85		.82		2.29
	Year ended 3/31/2008	47.31	.88	2.60	3.48	(.99)	(3.63)	(4.62)	46.17	6.32	10,970	.85		.81		1.75

Class R-5:	Six months ended 9/30/2012(4)(5)	39.43	.49	(.20)	.29	-	-	-	39.72	.76	13,362	.55	(6)	.55	(6)	2.57	(6)
	Year ended 3/31/2012	42.78	.76	(3.40)	(2.64)	(.71)	-	(.71)	39.43	(5.99)	14,016	.55		.55		1.93
	Year ended 3/31/2011	38.59	.65	4.22	4.87	(.68)	-	(.68)	42.78	12.70	16,572	.55		.55		1.65
	Year ended 3/31/2010	25.75	.63	12.93	13.56	(.72)	-	(.72)	38.59	52.70	16,716	.56		.56		1.80
	Year ended 3/31/2009	46.86	.93	(19.74)	(18.81)	(.91)	(1.39)	(2.30)	25.75	(40.37)	13,529	.54		.51		2.60
	Year ended 3/31/2008	47.94	1.05	2.63	3.68	(1.13)	(3.63)	(4.76)	46.86	6.64	19,731	.55		.50		2.05

Class R-6:	Six months ended 9/30/2012(4)(5)	39.48	.48	(.18)	.30	-	-	-	39.78	.76	19,742	.51	(6)	.51	(6)	2.56	(6)
	Year ended 3/31/2012	42.85	.73	(3.36)	(2.63)	(.74)	-	(.74)	39.48	(5.94)	17,603	.50		.50		1.88
	Year ended 3/31/2011	38.65	.63	4.28	4.91	(.71)	-	(.71)	42.85	12.78	13,786	.50		.50		1.61
	Period from 5/1/2009 to 3/31/2010(4)	28.64	.42	10.30	10.72	(.71)	-	(.71)	38.65	37.43	7,635	.52	(6)	.52	(6)	1.26	(6)

	Six months ended September 30,	Year ended March 31
	2012(4)(5)	2012	2011	2010	2009	2008

Portfolio turnover rate for all share classes	13%	24%	31%	26%	41%	38%

(1)Based on average shares outstanding.
(2)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during [some of] the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(4)Based on operations for the period shown and, accordingly, is not representative of a full year.
(5)Unaudited.
(6)Annualized.

Expense example
               unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2012 through September 30, 2012).

Actual expenses:
The first line of each share class in the table on page 36 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on page 36 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2012	Ending account value 9/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,005.84	$4.32	.86%
Class A -- assumed 5% return	1,000.00	1,020.76	4.36	.86
Class B -- actual return	1,000.00	1,002.03	7.98	1.59
Class B -- assumed 5% return	1,000.00	1,017.10	8.04	1.59
Class C -- actual return	1,000.00	1,001.82	8.23	1.64
Class C -- assumed 5% return	1,000.00	1,016.85	8.29	1.64
Class F-1 -- actual return	1,000.00	1,005.87	4.32	.86
Class F-1 -- assumed 5% return	1,000.00	1,020.76	4.36	.86
Class F-2 -- actual return	1,000.00	1,007.35	2.97	.59
Class F-2 -- assumed 5% return	1,000.00	1,022.11	2.99	.59
Class 529-A -- actual return	1,000.00	1,005.61	4.63	.92
Class 529-A -- assumed 5% return	1,000.00	1,020.46	4.66	.92
Class 529-B -- actual return	1,000.00	1,001.55	8.63	1.72
Class 529-B -- assumed 5% return	1,000.00	1,016.44	8.69	1.72
Class 529-C -- actual return	1,000.00	1,001.57	8.58	1.71
Class 529-C -- assumed 5% return	1,000.00	1,016.50	8.64	1.71
Class 529-E -- actual return	1,000.00	1,004.40	5.93	1.18
Class 529-E -- assumed 5% return	1,000.00	1,019.15	5.97	1.18
Class 529-F-1 -- actual return	1,000.00	1,006.65	3.52	.70
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.56	3.55	.70
Class R-1 -- actual return	1,000.00	1,002.10	8.13	1.62
Class R-1 -- assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class R-2 -- actual return	1,000.00	1,002.08	8.13	1.62
Class R-2 -- assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class R-3 -- actual return	1,000.00	1,004.40	5.83	1.16
Class R-3 -- assumed 5% return	1,000.00	1,019.25	5.87	1.16
Class R-4 -- actual return	1,000.00	1,005.94	4.27	.85
Class R-4 -- assumed 5% return	1,000.00	1,020.81	4.31	.85
Class R-5 -- actual return	1,000.00	1,007.62	2.77	.55
Class R-5 -- assumed 5% return	1,000.00	1,022.31	2.79	.55
Class R-6 -- actual return	1,000.00	1,007.59	2.57	.51
Class R-6 -- assumed 5% return	1,000.00	1,022.51	2.59	.51

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2012, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market fund
American Funds Money Market Fund®

•	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESRX-016-1112P

Litho in USA AGD/ALD/8082-S33502

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

September 30, 2012
unaudited

Common stocks — 92.15%	Shares	Value (000)

FINANCIALS — 15.71%
Prudential PLC	92,393,984	$1,195,820
Housing Development Finance Corp. Ltd.	71,631,730	1,051,694
Sberbank of Russia (ADR)	50,707,875	593,702
Sberbank of Russia (GDR)1	18,040,109	211,069
Barclays PLC	202,186,502	701,465
HDFC Bank Ltd.	57,345,000	684,020
Agricultural Bank of China, Class H	1,669,986,000	650,416
AXA SA	38,503,268	573,458
UniCredit SpA2	136,186,519	565,621
Siam Commercial Bank PCL	90,753,900	496,817
AIA Group Ltd.	128,223,600	477,900
Société Générale2	16,391,896	465,523
Ping An Insurance (Group) Co. of China, Ltd., Class H	55,203,000	417,188
Fairfax Financial Holdings Ltd.	711,291	275,149
Fairfax Financial Holdings Ltd. (CAD denominated)	325,000	125,534
Kotak Mahindra Bank Ltd.	31,467,137	387,038
Hana Financial Group Inc.	11,668,630	357,484
Brookfield Asset Management Inc., Class A	10,352,000	357,248
Banco Bradesco SA, preferred nominative	21,565,243	346,469
Bank of China Ltd., Class H	863,726,600	328,602
ICICI Bank Ltd.	16,154,429	324,283
Deutsche Bank AG	8,017,146	316,748
Itaú Unibanco Holding SA, preferred nominative (ADR)	9,149,522	139,805
Itaú Unibanco Holding SA, preferred nominative	8,931,699	134,774
Ayala Land, Inc.	468,836,900	268,051
Banco Santander, SA2	32,174,402	239,598
BNP Paribas SA	5,008,298	238,000
Industrial and Commercial Bank of China Ltd., Class H	401,220,755	236,985
Toronto-Dominion Bank	2,795,000	233,101
Credit Suisse Group AG	10,074,480	213,487
Sampo Oyj, Class A	6,613,722	205,760
Henderson Land Development Co. Ltd.	25,859,352	186,090
Bank of Ireland2	1,475,842,276	183,964
Bank of Nova Scotia	2,750,000	150,829
Banco Bilbao Vizcaya Argentaria, SA	18,266,049	143,489
DNB ASA	11,417,796	140,009
ING Groep NV, depository receipts2	15,524,880	122,674
Westfield Group	11,640,000	122,674
Sun Hung Kai Properties Ltd.	8,246,000	120,807
UBS AG	9,861,786	120,061
CITIC Securities Co. Ltd., Class H	67,188,000	118,536
Resona Holdings, Inc.	27,900,000	114,403
Royal Bank of Scotland Group PLC2	26,993,060	112,022
HSBC Holdings PLC (Hong Kong)	11,738,967	110,440
Mizuho Financial Group, Inc.	65,920,000	107,276
PartnerRe Holdings Ltd.	1,395,000	103,621
Samsung Card Co., Ltd.	2,711,988	97,726
Türkiye Garanti Bankasi AS	22,163,923	92,491
Bancolombia SA (ADR)	1,530,000	91,356
Daito Trust Construction Co., Ltd.	897,700	90,299
Hongkong Land Holdings Ltd.	13,800,000	82,938
China Construction Bank Corp., Class H	114,490,000	79,437
Woori Finance Holdings Co., Ltd.	6,964,000	68,924
Banco Santander (Brasil) SA, units	7,946,600	58,093
Banco Santander (Brasil) SA, units (ADR)	1,003,400	7,395
Erste Bank der oesterreichischen Sparkassen AG2	2,853,530	63,676
China Life Insurance Co. Ltd., Class H	20,360,000	58,816
Lloyds Banking Group PLC2	87,359,895	54,777
China Pacific Insurance (Group) Co., Ltd., Class H	15,509,000	46,903
Chongqing Rural Commercial Bank Co., Ltd., Class H	106,529,000	42,040
Deutsche Börse AG	493,000	27,283
Svenska Handelsbanken AB, Class A	550,000	20,606
		15,752,464

CONSUMER DISCRETIONARY — 13.06%
Honda Motor Co., Ltd.	31,298,250	961,326
Volkswagen AG, nonvoting preferred	4,664,575	850,878
Hyundai Motor Co.	3,012,790	683,108
Hyundai Mobis Co., Ltd.	2,269,598	634,060
Kia Motors Corp.	9,690,717	605,111
Bayerische Motoren Werke AG	7,468,600	546,195
adidas AG	5,658,000	464,169
Naspers Ltd., Class N	7,350,000	454,767
Tata Motors Ltd.	86,421,024	438,372
Rakuten, Inc.	41,707,400	424,877
Sands China Ltd.	105,906,000	395,404
Industria de Diseño Textil, SA	3,088,000	383,452
Li & Fung Ltd.	239,476,000	371,226
Hero MotoCorp Ltd.	9,975,363	355,612
British Sky Broadcasting Group PLC	29,539,000	354,646
Nikon Corp.	12,459,000	342,926
H & M Hennes & Mauritz AB, Class B	9,687,450	336,542
Toyota Motor Corp.	8,265,000	321,958
Renault SA	6,859,584	321,920
Nissan Motor Co., Ltd.	35,817,200	305,208
Cie. Générale des Établissements Michelin, Class B	3,506,615	274,696
Nokian Renkaat Oyj	6,206,000	252,409
Swatch Group Ltd, non-registered shares	451,972	180,308
Swatch Group Ltd	588,601	40,899
WPP PLC	15,373,000	208,897
PT Astra International Tbk	269,044,000	208,038
Daimler AG	4,173,400	201,998
Shangri-La Asia Ltd.	94,878,000	184,028
LVMH Moët Hennessey-Louis Vuitton SA	980,000	147,344
Belle International Holdings Ltd.	81,200,000	147,026
Mahindra & Mahindra Ltd.	8,840,000	144,923
Paddy Power PLC	1,948,937	144,584
Burberry Group PLC	8,922,000	144,217
Intercontinental Hotels Group PLC	4,945,000	129,360
Truworths International Ltd.	10,700,000	120,846
Melco Crown Entertainment Ltd. (ADR)2	8,914,000	120,161
Yamada Denki Co., Ltd.	2,692,150	118,152
Ctrip.com International, Ltd. (ADR)2	6,807,000	114,902
Maruti Suzuki India Ltd.	3,725,509	95,396
Carnival PLC	2,500,000	92,165
JCDecaux SA	3,528,700	80,080
Techtronic Industries Co. Ltd.	43,815,000	79,899
Suzuki Motor Corp.	3,946,333	76,611
Isuzu Motors Ltd.	14,500,000	70,047
NEXT PLC	911,000	50,752
Kingfisher PLC	9,259,650	39,504
Dongfeng Motor Group Co., Ltd., Class H	26,200,000	30,579
Whitbread PLC	642,382	23,526
Fiat SpA2	2,219,500	11,842
GOME Electrical Appliances Holding Ltd.2	86,002,000	9,095
		13,094,041

HEALTH CARE — 11.65%
Novo Nordisk A/S, Class B	22,139,400	3,497,502
Novartis AG	34,321,725	2,100,176
Bayer AG	19,264,082	1,654,397
Teva Pharmaceutical Industries Ltd. (ADR)	22,137,300	916,705
CSL Ltd.	14,236,329	679,298
UCB SA3	11,918,602	655,372
Roche Holding AG	3,360,000	627,700
Fresenius SE & Co. KGaA	2,879,309	334,263
Sonova Holding AG	2,660,000	268,828
William Demant Holding A/S2	2,767,312	248,040
Grifols, SA, Class A2	6,050,000	199,806
Merck KGaA	1,098,724	135,544
Sinopharm Group Co. Ltd., Class H	33,100,000	106,078
Terumo Corp.	2,175,000	93,644
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	57,742,000	74,616
Essilor International	654,000	61,242
Fresenius Medical Care AG & Co. KGaA	480,000	35,196
		11,688,407

CONSUMER STAPLES — 11.05%
Nestlé SA	24,789,000	1,562,985
Anheuser-Busch InBev NV	16,744,623	1,423,825
Anheuser-Busch InBev NV, VVPR STRIPS2	10,093,238	13
British American Tobacco PLC	24,974,999	1,282,280
Pernod Ricard SA	6,288,860	705,596
Shoprite Holdings Ltd.	25,335,000	512,423
L’Oréal SA, non-registered shares	3,065,000	379,137
L’Oréal SA, bonus shares	1,041,600	128,845
Associated British Foods PLC	19,280,000	401,309
China Resources Enterprise, Ltd.	119,394,000	398,799
Japan Tobacco Inc.	12,921,000	387,762
Unilever NV, depository receipts	9,417,000	333,149
OJSC Magnit (GDR)	9,663,715	328,470
SABMiller PLC	7,286,000	320,020
Danone SA	5,179,895	318,909
Koninklijke Ahold NV	24,513,000	307,035
Hengan International Group Co. Ltd.	27,734,000	262,173
ITC Ltd.	45,114,619	232,993
Asahi Group Holdings, Ltd.	9,330,000	230,022
Wal-Mart de México, SAB de CV, Series V	65,671,436	184,743
Carlsberg A/S, Class B	1,997,056	176,935
Coca-Cola Amatil Ltd.	12,428,216	174,813
Diageo PLC	5,500,000	154,492
Swedish Match AB	3,179,000	128,538
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	3,165,000	121,125
Coca-Cola Hellenic Bottling Co. SA	5,700,000	106,356
Woolworths Ltd.	3,350,626	99,958
Unilever PLC	2,526,750	91,886
Svenska Cellulosa AB SCA, Class B	4,145,696	76,996
Wilmar International Ltd.	24,393,000	64,600
China Yurun Food Group Ltd.2	88,145,000	63,204
Tingyi (Cayman Islands) Holding Corp.	17,764,000	53,493
Wesfarmers Ltd.	1,498,120	53,240
Treasury Wine Estates Ltd.	3,676,000	19,180
		11,085,304

INFORMATION TECHNOLOGY — 10.01%
Samsung Electronics Co. Ltd.	1,994,203	2,415,095
Samsung Electronics Co. Ltd., nonvoting preferred	48,800	34,643
Taiwan Semiconductor Manufacturing Co. Ltd.	416,616,136	1,276,276
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	92,116
Tencent Holdings Ltd.	25,760,000	877,708
Baidu, Inc., Class A (ADR)2	7,374,744	861,518
SAP AG	6,161,000	436,316
SAP AG (ADR)	2,625,000	187,241
Murata Manufacturing Co., Ltd.	9,853,500	524,619
Quanta Computer Inc.	149,100,005	396,230
Infineon Technologies AG3	62,045,947	393,717
ASML Holding NV	7,318,972	391,164
Nintendo Co., Ltd.	2,961,800	375,349
NetEase, Inc. (ADR)2	6,370,400	357,634
Arm Holdings PLC	26,970,000	250,419
HOYA Corp.	10,860,000	238,658
Hexagon AB, Class B	9,602,574	205,828
Hirose Electric Co., Ltd.	1,242,300	139,289
DeNA Co., Ltd.	3,250,000	107,945
HTC Corp.	10,902,150	105,624
Delta Electronics, Inc.	21,272,603	82,366
TDK Corp.	1,888,900	70,337
ZTE Corp., Class H	38,304,400	61,453
Mail.ru Group Ltd. (GDR)	1,025,000	34,225
Mail.ru Group Ltd. (GDR)1	735,000	24,542
Keyence Corp.	159,500	40,877
Nokia Corp.	10,700,000	27,638
STMicroelectronics NV	4,957,086	26,710
		10,035,537

INDUSTRIALS — 7.95%
Schneider Electric SA	11,068,156	655,046
Atlas Copco AB, Class A	11,600,330	270,724
Atlas Copco AB, Class B	12,087,000	252,825
Siemens AG	5,056,000	504,249
Ryanair Holdings PLC (ADR)2	14,952,819	482,228
Beijing Enterprises Holdings Ltd.	53,800,500	358,714
Experian PLC	21,526,000	357,682
Jardine Matheson Holdings Ltd.	5,584,800	317,775
ASSA ABLOY AB, Class B	9,493,000	308,109
Weir Group PLC	9,889,000	282,328
KONE Oyj, Class B	3,782,393	261,741
AB Volvo, Class B	18,000,000	252,375
Aggreko PLC	6,511,843	243,219
Legrand SA	6,451,090	243,145
Geberit AG	1,055,000	229,397
European Aeronautic Defence and Space Co. EADS NV	6,769,588	214,567
Komatsu Ltd.	10,750,000	211,722
FANUC CORP.	1,261,000	203,272
Bureau Veritas SA	1,885,000	193,592
Meggitt PLC	29,391,547	187,425
Kubota Corp.	18,060,000	182,822
Marubeni Corp.	25,800,000	164,639
SMC Corp.	864,700	139,389
Wolseley PLC	3,012,485	128,522
Hutchison Whampoa Ltd.	12,943,000	125,523
Hutchison Port Holdings Trust	163,573,000	118,590
Qantas Airways Ltd.2	91,220,000	115,439
VINCI SA	2,536,000	108,016
ABB Ltd	5,600,000	105,034
Serco Group PLC	9,442,000	88,432
Vallourec SA	2,043,000	86,505
Nabtesco Corp.	4,500,000	82,631
SGS SA	38,834	79,774
International Consolidated Airlines Group, SA (CDI) (GBP denominated)2	30,070,400	72,351
Fiat Industrial SpA	6,700,000	65,478
A.P. Moller-Maersk A/S, Class B	9,054	64,797
Alstom SA	1,590,804	55,778
Air France2	8,160,720	52,886
China Merchants Holdings (International) Co., Ltd.	15,133,884	46,647
Kühne + Nagel International AG	330,000	37,263
Jardine Strategic Holdings Ltd.	670,000	22,726
		7,973,377

TELECOMMUNICATION SERVICES — 6.20%
SOFTBANK CORP.	44,036,600	1,783,133
América Móvil, SAB de CV, Series L (ADR)	59,248,602	1,507,285
América Móvil, SAB de CV, Series L	136,765,100	174,679
MTN Group Ltd.	37,364,200	719,226
Vodafone Group PLC	139,344,919	395,462
China Telecom Corp. Ltd., Class H	539,048,000	311,442
TeliaSonera AB	38,435,700	276,647
Koninklijke KPN NV	22,377,972	170,988
Advanced Info Service PCL	23,806,500	165,516
Axiata Group Bhd.	69,481,000	147,759
OJSC Mobile TeleSystems (ADR)	7,222,639	126,541
Iliad SA	657,500	107,051
Turkcell Iletisim Hizmetleri AS2	12,655,000	77,102
Telekomunikacja Polska SA	15,001,227	77,028
Millicom International Cellular SA (SDR)	660,000	61,240
China Unicom (Hong Kong) Ltd.	24,000,000	39,370
Bharti Airtel Ltd.	7,740,000	38,953
Portugal Telecom, SGPS, SA	7,250,000	35,841
		6,215,263

MATERIALS — 6.12%
Syngenta AG	1,792,815	670,042
Linde AG	2,825,739	486,583
Nitto Denko Corp.	8,261,100	393,789
UltraTech Cement Ltd.	10,152,979	378,795
BASF SE	4,376,500	369,217
PT Semen Gresik (Persero) Tbk	188,657,000	284,858
Amcor Ltd.	33,954,916	273,318
POSCO	775,000	254,864
Holcim Ltd	3,758,180	239,357
Chr. Hansen Holding A/S	6,901,000	207,928
Shin-Etsu Chemical Co., Ltd.	3,610,000	203,074
Potash Corp. of Saskatchewan Inc.	4,670,000	202,771
Orica Ltd.	7,718,819	199,127
CRH PLC	9,174,000	176,836
Impala Platinum Holdings Ltd.	10,240,488	171,023
Glencore International PLC	26,541,000	147,047
L’Air Liquide SA, bonus shares4	900,471	111,607
L’Air Liquide SA, non-registered shares	260,101	32,238
Vedanta Resources PLC	8,052,097	133,796
Givaudan SA	119,832	113,716
K+S AG	2,213,000	108,819
First Quantum Minerals Ltd.	4,750,000	101,223
Akzo Nobel NV	1,790,000	101,188
BHP Billiton PLC	3,000,000	93,255
Xstrata PLC	5,900,489	91,232
Grasim Industries Ltd.	1,220,137	76,668
Grasim Industries Ltd. (GDR)4	180,009	11,311
ArcelorMittal	5,324,000	76,352
Koninklijke DSM NV	1,515,979	75,587
Vale SA, ordinary nominative (ADR)	4,000,000	71,600
Titan Cement Co. SA2	3,521,000	67,870
Barrick Gold Corp.	1,570,000	65,563
Rio Tinto PLC	1,200,000	55,904
JFE Holdings, Inc.	4,000,000	52,794
Anhui Conch Cement Co. Ltd., Class H	12,070,000	37,592
		6,136,944

ENERGY — 5.24%
BP PLC	142,094,964	1,001,571
Royal Dutch Shell PLC, Class B	12,402,000	440,188
Royal Dutch Shell PLC, Class A	3,195,000	110,444
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	92,191
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	69,410
Canadian Natural Resources, Ltd.	16,897,600	521,314
Saipem SpA, Class S	8,734,566	419,454
INPEX CORP.	70,250	419,034
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	174,665
OJSC Gazprom (ADR)	34,098,000	342,003
Crescent Point Energy Corp.	6,205,000	274,747
Transocean Ltd.	4,554,961	204,472
KunLun Energy Co. Ltd.	113,000,000	197,901
Cairn India Ltd.2	31,450,000	197,394
TOTAL SA	3,695,000	183,283
Oil Search Ltd.	19,053,445	146,650
Suncor Energy Inc.	2,944,000	96,846
China National Offshore Oil Corp.	39,400,100	80,792
BG Group PLC	3,950,000	79,731
EnCana Corp.	3,300,000	72,336
Eni SpA	2,574,405	56,306
Essar Energy PLC2	24,995,900	46,337
SeaDrill Ltd.	856,681	33,451
		5,260,520

UTILITIES — 1.65%
Power Grid Corp. of India Ltd.	162,690,336	371,679
Power Assets Holdings Ltd.	43,010,000	365,255
National Grid PLC	29,697,291	327,534
Hong Kong and China Gas Co. Ltd.	118,721,539	301,012
GDF SUEZ	7,317,911	163,628
E.ON AG	3,000,000	71,185
SSE PLC	2,125,000	47,766
SUEZ Environnement Co.	521,250	5,907
		1,653,966

MISCELLANEOUS — 3.51%
Other common stocks in initial period of acquisition		3,517,161

Total common stocks (cost: $67,371,388,000)		92,412,984

	Principal amount
Convertible securities — 0.12%	(000)

FINANCIALS — 0.12%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF92,070	120,704

Total convertible securities (cost: $94,155,000)		120,704

Bonds & notes — 0.57%

U.S. TREASURY BONDS & NOTES — 0.57%
U.S. Treasury 3.50% 2013	$100,000	102,205
U.S. Treasury 0.25% 2014	250,000	250,093
U.S. Treasury 1.25% 2014	216,500	219,561
		571,859

Total bonds & notes (cost: $571,715,000)		571,859

Short-term securities — 7.91%

Fannie Mae 0.10%–0.175% due 10/1/2012–3/20/2013	2,118,424	2,117,661
Freddie Mac 0.10%–0.19% due 10/1/2012–7/2/2013	1,523,129	1,522,572
Federal Home Loan Bank 0.10%–0.22% due 10/3/2012–7/17/2013	1,415,705	1,414,830
U.S. Treasury Bills 0.111%–0.194% due 10/11/2012–8/22/2013	1,124,100	1,123,574
Federal Farm Credit Banks 0.17%–0.22% due 12/27/2012–7/5/2013	303,100	302,851
Private Export Funding Corp. 0.13%–0.26% due 10/9–12/18/20121	216,700	216,613
Québec (Province of) 0.16%–0.22% due 10/9/2012–1/22/20131	180,700	180,638
Coca-Cola Co. 0.23%–0.25% due 11/7–12/4/20121	116,450	116,425
Straight-A Funding LLC 0.18% due 10/30–11/2/20121	103,400	103,381
Total Capital Canada Ltd. 0.17%–0.18% due 11/15–11/27/20121	86,500	86,464
Toronto-Dominion Holdings USA Inc. 0.15%–0.16% due 10/4–10/18/20121	84,600	84,596
Commonwealth Bank of Australia 0.18%–0.19% due 12/7–12/10/20121	83,800	83,772
Svenska Handelsbanken Inc. 0.21%–0.23% due 11/26/20121	74,200	74,174
Australia & New Zealand Banking Group, Ltd. 0.18% due 11/27–12/3/20121	69,900	69,880
Victory Receivables Corp. 0.19% due 10/18/20121	50,000	49,995
Procter & Gamble Co. 0.14% due 10/30/20121	50,000	49,994
Toyota Credit Canada Inc. 0.17% due 10/30/2012	50,000	49,993
General Electric Capital Corp. 0.23% due 11/26/2012	50,000	49,990
Novartis Securities Investment Ltd. 0.19% due 10/9/20121	46,000	45,997
Bank of Nova Scotia 0.135% due 10/23/2012	45,000	44,996
Thunder Bay Funding, LLC 0.17% due 11/7/20121	39,019	39,012
Province of Ontario 0.16% due 10/31/2012	37,500	37,491
GlaxoSmithKline Finance PLC 0.13% due 10/10/20121	31,800	31,799
Variable Funding Capital Company LLC 0.20% due 10/15/20121	24,800	24,797
AstraZeneca PLC 0.14% due 10/10/20121	9,100	9,099

Total short-term securities (cost: $7,929,866,000)		7,930,594

Total investment securities (cost: $75,967,124,000)		101,036,141
Other assets less liabilities		(753,654)

Net assets		$100,282,487

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,502,247,000, which represented 1.50% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $124,072,000, which represented .12% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-016-1112O-S32850

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2012